Income Taxes (Summary Of Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal									$ 20,100	$ 20,830	$ 20,629
State									1,166	957	(943)
Total current tax expense									21,266	21,787	19,686
Total deferred tax expense									3,817	6,627	4,585
Income tax expense	$ 6,338	$ 6,577	$ 6,303	$ 5,866	$ 5,793	$ 5,129	$ 6,125	$ 11,367	$ 25,083	$ 28,414	$ 24,271